Share Capital and Public Offerings - Schedule of Unvested Stock Option (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 30, 2023
Schedule of Unvested Stock Option [Abstract]
Non-Vested Options, Beginning Balance	1,283,123	1,283,123
Weighted Average Grant date Fair Value, Beginning Balance	$ 0.25	$ 0.25
Non-Vested Options, Granted		776,344
Weighted Average Grant date Fair Value, Granted		$ 0.51
Non-Vested Options, Vested	(399,515)
Weighted Average Grant date Fair Value, Vested	$ 0.24
Non-Vested Options, Forfeited	(245,809)
Weighted Average Grant date Fair Value, Forfeited	$ 0.27
Non-Vested Options, Ending Balance	1,414,146
Weighted Average Grant date Fair Value, Ending Balance	$ 0.39